SHARE-BASED COMPENSATION (Summary of Restricted Shares Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Grant Date Fair Value
Total fair value of vested restricted shares	$ 13,703	$ 16,388	$ 270,601
Restricted Shares [Member]
Number of Shares
Unvested, beginning balance (in shares)	6,670,523	44,010,208
Granted (in shares)	14,844,394	13,964,640
Forfeited (in shares)	(1,497,680)	29,532,000
Vested (in shares)	(19,071,488)	(21,772,325)
Unvested, ending balance (in shares)	945,749	6,670,523	44,010,208
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in US dollars per share)	$ 1.5261	$ 2.3300
Granted (in US dollars per share)	0.6592	0.4963
Forfeited (in US dollars per share)	1.2951	2.4733
Vested (in US dollars per share)	0.8805	1.2057
Unvested, ending balance (in US dollars per share)	$ 1.3054	$ 1.5261	$ 2.3300